Fair Value Measurements (Details 4) (Nonrecurring, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment Disclosure
Total fair value measurements	$ 61,784	$ 44,141	$ 38,056
Impairment charges on properties	32,872	10,679	16,775
Continuing Operations:
Impairment Disclosure
Total fair value measurements	17,140	1,934	26,394
Impairment charges on properties	9,910	(1,159)	2,534
Real Estate | Continuing Operations:
Impairment Disclosure
Total fair value measurements		380
Impairment charges on properties		243
Real Estate | Discontinued Operations:
Impairment Disclosure
Total fair value measurements	39,642	42,207	11,662
Impairment charges on properties	12,495	11,838	14,241
Operating real estate | Continuing Operations:
Impairment Disclosure
Total fair value measurements	0
Impairment charges on properties	0
Operating real estate | Discontinued Operations:
Impairment Disclosure
Total fair value measurements	5,002
Impairment charges on properties	10,467
Net Investments In Direct Financing Lease | Continuing Operations:
Impairment Disclosure
Total fair value measurements			3,548
Impairment charges on properties		(1,608)	1,140
Equity Investments In Real Estate | Continuing Operations:
Impairment Disclosure
Total fair value measurements	17,140	1,554	22,846
Impairment charges on properties	$ 9,910	$ 206	$ 1,394